Leases - Additional Information (Details)	Mar. 31, 2023
Minimum [Member]
Lessee, Lease, Description [Line Items]
Lessee, Operating Lease, Term of Contract	1 year
Maximum [Member]
Lessee, Lease, Description [Line Items]
Lessee, Operating Lease, Term of Contract	5 years